Financial Risks - Summary of Net Changes in the Allowance for Credit Losses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of financial assets [line items]
Provision for credit loss, net of reversal	¥ 8,060	¥ 9,835
Charge-offs	(9,646)	(3,128)
Other	(7,850)	(1,516)
Finance lease receivables [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	56,721	46,909
Provision for credit loss, net of reversal	19,169	21,140
Charge-offs	(12,017)	(10,311)
Other	3,688	(1,017)
Allowance for credit loss at end of year	67,560	56,721
Retail receivables [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	356,304	336,152
Provision for credit loss, net of reversal	190,067	206,968
Charge-offs	(197,813)	(189,044)
Other	33,593	2,228
Allowance for credit loss at end of year	382,152	356,304
Retail receivables [Member] | Expected credit loss for 12 months [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	117,832	111,044
Provision for credit loss, net of reversal	1,888	9,648
Other	8,019	(2,860)
Allowance for credit loss at end of year	127,739	117,832
Retail receivables [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	150,885	147,790
Provision for credit loss, net of reversal	(6,575)	1,827
Other	13,582	1,269
Allowance for credit loss at end of year	157,892	150,885
Retail receivables [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	87,587	77,318
Provision for credit loss, net of reversal	194,754	195,494
Charge-offs	(197,813)	(189,044)
Other	11,991	3,818
Allowance for credit loss at end of year	96,520	87,587
Wholesale receivables and other dealer loans [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year		31,213
Provision for credit loss, net of reversal	11,033	7,256
Charge-offs	(482)	(698)
Other	4,688	20
Allowance for credit loss at end of year	53,031
Wholesale receivables and other dealer loans [Member] | Expected credit loss for 12 months [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	24,697
Provision for credit loss, net of reversal	2,930	7,009
Other	2,869	206
Allowance for credit loss at end of year	30,495	24,697
Wholesale receivables and other dealer loans [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	7,018	5,931
Provision for credit loss, net of reversal	2,204	1,226
Other	996	(139)
Allowance for credit loss at end of year	10,219	7,018
Wholesale receivables and other dealer loans [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	6,076	7,801
Provision for credit loss, net of reversal	5,900	(980)
Charge-offs	(482)	(698)
Other	824	(48)
Allowance for credit loss at end of year	¥ 12,317	¥ 6,076